Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Government Subsidies Recognized During the Period	$ 0	$ 108,000	$ 164,000	$ 173,000	$ 559,442	$ 311,079
Standard Product Warranty Term			1 year